Fair Value Measurement (Details) - Schedule of financial assets and liabilities that are carried at fair value on a recurring basis - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Liabilities:
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	$ 400	$ 7,200
Fair Value, Inputs, Level 1
Assets:
Marketable Securities	221	289
Liabilities:
Net Assets	221	289
Level 2 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments	13	15
Foreign exchange forward contracts designated as hedging instruments	1,037	454
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(79)	(175)
Foreign exchange forward contracts designated as hedging instruments	(36)	(235)
Net Assets	935	59
Level 3 [Member]
Assets:
Convertible Debt, Fair Value Disclosures	27,246	15,400
Liabilities:
Contingent consideration	(5,843)	(12,513)
Net Assets	$ 21,403	$ 2,887